Segment information (Details)	12 Months Ended
	Dec. 31, 2022 CHF (SFr) segment	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Segments
Number of segments | segment	1
Collaborative research funding	SFr 1,422,438	SFr 2,916,308	SFr 3,612,819
Grants earned		218,330	244,298
Other service income	22,521	18,667	22,026
Revenue and other operating income	1,444,959	3,153,305	3,879,143
Long-lived assets	453,089	600,008
Operating costs	21,965,166	18,659,222	16,122,417
Capital expenditure	581	31,549	59,414
Switzerland
Segments
Long-lived assets	452,732	596,098
Operating costs	21,933,056	18,619,123	16,050,488
United States of America
Segments
Long-lived assets		3,536
Operating costs	27,513	33,016	64,922
France
Segments
Long-lived assets	357	374
Operating costs	4,597	7,083	7,007
Indivior PLC
Segments
Revenue and other operating income	1,422,438	2,916,308	3,612,819
Eurostars/Innosuisse
Segments
Revenue and other operating income		218,330	244,298
Other counterparties
Segments
Revenue and other operating income	SFr 22,521	SFr 18,667	SFr 22,026